Description of business and nature of operations	12 Months Ended
Dec. 31, 2021
Description of business and nature of operations
Description of business and nature of operations

Note 1– Description of Business and Nature of Operations

EVgo Services LLC (“EVgo Services” or “Predecessor”) owns and operates a public direct current (“DC”) fast charging network in the United States. EVgo Services was founded in October 2010 as NRG EV Services, LLC, a Delaware limited liability company and wholly owned subsidiary of NRG Energy, Inc. (“NRG”), an integrated power company based in Houston, Texas. EVgo Services’ network of charging stations provides electric vehicle (EV) charging infrastructure to consumers and businesses. Its network is capable of natively charging (i.e., charging without an adaptor) all EV models and charging standards currently available in the U.S. EVgo Services partners with national and regional chains of grocery stores, automotive OEMs, hotels, shopping centers, gas stations, parking lot operators, local governments and independent property owners in order to locate and deploy its EV charging infrastructure.

On June 17, 2016, NRG sold a majority interest in EVgo Services to Vision Ridge Partners. Under the terms of the sale, NRG retained certain obligations to fund EVgo Services’ operating expenses and capital expenditures. As of December 31, 2020, NRG had no ongoing obligations to EVgo Services under the terms of the original sales transaction.

On January 16, 2020 (the “Holdco Merger Date”), EVgo Services and its investors consummated the transactions contemplated pursuant to the merger agreement (the “Holdco Merger Agreement”) with EVgo Holdco, LLC (“EVgo Holdco”), whereby EVgo Services became a wholly-owned subsidiary of EVgo Holdco, resulting in a change in control by the Predecessor (the “Holdco Merger”). EVgo Holdco, controlled by LS Power Equity Partners IV, L.P. (“LS Power”), had no operations prior to the Holdco Merger. The Company elected push-down accounting and all of the Company’s assets and liabilities related to LS Power were remeasured at fair value on the Holdco Merger Date. LS Power was considered to be the accounting acquirer and formed EVgo Holdings, LLC (“EVgo Holdings”) and EVgo Holdco as part of the transaction.

EVgo Inc. (the “Company,” “Successor,” “EVgo”) was incorporated in Delaware on August 4, 2020 under the name Climate Change Crisis Real Impact I Acquisition Corporation (“CRIS”). The Company was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Initial Business Combination”). The registration statement for the Company’s initial public offering consummated on October 2, 2020 (the “Initial Public Offering”), was declared effective on September 29, 2020, and the Company signed an agreement with a syndicate of underwriters to issue 23,000,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), of which 23,000,000 shares of Class A common stock were a part. The issuance included the full exercise by the underwriters of their over-allotment option in the amount of 3,000,000 units, at $10.00 per unit, generating gross proceeds of $230,000,000 which is described in Note 3. On October 2, 2020, the Company completed the Initial Public Offering. Simultaneously with the closing of the Initial Public Offering, the Company completed the sale of 6,600,000 warrants (the “Private Placement Warrants”) at $1.00 in a private placement to Climate Change Crisis Real Impact I Acquisition Holdings, LLC (the “Sponsor”), generating gross proceeds of $6,600,000.

On July 1, 2021 (the “CRIS Close Date”), the Company consummated the business combination (the “CRIS Business Combination”) with CRIS, CRIS Thunder Merger LLC (“Thunder Sub”), EVgo Holdings, EVgo Holdco and EVgo OpCo, LLC (“EVgo OpCo” and together with EVgo Holdings, and EVgo Holdco, the “EVgo Parties”) pursuant to the business combination agreement dated January 21, 2021 (the “Business Combination Agreement”). Following the CRIS Close Date, the combined company is organized in an “Up-C” structure in which the business of EVgo Holdco and its subsidiaries are held by EVgo OpCo and continue to operate through the subsidiaries of EVgo Holdco, and in which the Company’s only direct assets consist of equity interests in Thunder Sub, which, in turn, holds only common units in EVgo OpCo (“EVgo OpCo Units”).

As of December 31, 2021, the Company, through Thunder Sub, owned 26.0% of the EVgo OpCo Units. As the sole managing member of EVgo OpCo, Thunder Sub operates and controls all of the business and affairs of EVgo OpCo, and through EVgo OpCo and its subsidiaries, conducts its business. As a result, beginning on July 1, 2021 (the CRIS Close Date), the Company consolidated the financial results of EVgo OpCo and recorded a redeemable noncontrolling interest in its consolidated financial statements to reflect the EVgo OpCo Units that are owned by EVgo Holdings after the CRIS Close Date. As of December 31, 2021, EVgo Holdings held 195,800,000 EVgo OpCo Units, representing 74.0% of the total outstanding EVgo OpCo Units, and an equal number of shares of the Company’s Class B common stock.

Each EVgo OpCo Unit, together with one share of Class B common stock, is redeemable, subject to certain conditions, for either one share of Class A common stock, or, at EVgo OpCo’s election, the cash equivalent to the market value of one share of Class A common stock, pursuant to the Amended and Restated LLC Agreement of EVgo OpCo dated July 1,2021 (the “EVgo OpCo A&R LLC Agreement”).

COVID-19 Outbreak

The global outbreak of COVID-19 has resulted in significant volatility in the global and domestic economies, changes in consumer and business behavior, market downturns and restrictions on business and individual activities, which has led to overall reduced economic activity. The COVID-19 pandemic also impacted the Company’s operations through construction delays and supply chain and shipping constraints. EVgo also experienced delays in its negotiations with commercial or public-entity property owners, landlords and/or tenants (collectively, the “Site Hosts”) as they devoted more time to day-to-day operations and employee health and safety. Finally, for some contractual commitments, EVgo is required to adhere to a construction schedule over specific timeframes. Those timelines were impacted due to delays associated with COVID-19, and it is possible that the ongoing pandemic could continue to impact these timelines in the future.

How COVID-19 will affect EVgo’s future business results is unclear. While the disruption is expected to be temporary, there is considerable uncertainty around the duration and magnitude of this disruption. Development and commissioning lead times may be extended as a result of the measures taken by the state and local governments to mitigate the spread of COVID-19. The extent of the financial impact and duration cannot be reasonably estimated at this time.